2. Summary of Significant Accounting Policies: Property and Equipment (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Property and Equipment

Property and Equipment

In accordance with FASB ASC No. 350, Intangibles, Goodwill and Other, the Company requires that intangible assets with a finite life be amortized over their life and requires that goodwill and intangible assets be reviewed for impairment annually or more frequently if impairment indicators arise.